Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.62%
Aerospace & Defense–1.40%
Airbus SE (France)(b)	162,900	$22,347,565
Teledyne Technologies, Inc.(b)	72,000	32,599,440
		54,947,005
Airlines–0.24%
Copa Holdings S.A., Class A (Panama)(c)	130,500	9,253,755
Apparel Retail–0.19%
MYT Netherlands Parent B.V., ADR (Germany)(b)	262,929	7,582,872
Application Software–4.66%
DocuSign, Inc.(b)	165,150	49,221,306
Paylocity Holding Corp.(b)	93,600	19,418,256
RingCentral, Inc., Class A(b)(c)	219,150	58,572,220
Trade Desk, Inc. (The), Class A(b)	552,600	45,263,466
Unity Software, Inc.(b)(c)	91,800	9,833,616
		182,308,864
Asset Management & Custody Banks–2.68%
Apollo Global Management, Inc.	560,700	33,002,802
Focus Financial Partners, Inc., Class A(b)	189,000	9,701,370
KKR & Co., Inc., Class A	976,500	62,261,640
		104,965,812
Auto Parts & Equipment–0.25%
Aptiv PLC(b)	57,960	9,670,626
Automotive Retail–0.27%
Vroom, Inc.(b)(c)	288,000	10,667,520
Biotechnology–1.68%
Alnylam Pharmaceuticals, Inc.(b)	98,460	17,618,433
BeiGene Ltd., ADR (China)(b)(c)	46,440	14,702,440
C4 Therapeutics, Inc.(b)	104,400	4,503,816
Innovent Biologics, Inc. (China)(b)(d)	1,313,000	13,408,193
Kura Oncology, Inc.(b)	410,017	7,765,722
uniQure N.V. (Netherlands)(b)	269,100	7,806,591
		65,805,195
Construction Machinery & Heavy Trucks–0.47%
Oshkosh Corp.	152,100	18,183,555
Consumer Electronics–1.41%
Sony Group Corp. (Japan)	529,900	55,311,621
Copper–1.50%
Freeport-McMoRan, Inc.	1,539,000	58,635,900
Data Processing & Outsourced Services–8.08%
Mastercard, Inc., Class A	323,100	124,697,214
PayPal Holdings, Inc.(b)	386,100	106,382,133
Square, Inc., Class A(b)(c)	146,070	36,117,268
StoneCo Ltd., Class A (Brazil)(b)	829,800	48,825,432
		316,022,047
Shares		Value
Diversified Banks–0.18%
BDO Unibank, Inc. (Philippines)	3,420,000	$6,979,717
Diversified Support Services–0.30%
Cintas Corp.	30,240	11,920,003
Education Services–0.07%
Coursera, Inc.(b)(c)	75,780	2,697,010
Electrical Components & Equipment–0.29%
ABB Ltd., ADR (Switzerland)	313,200	11,469,384
Environmental & Facilities Services–0.58%
Clean Harbors, Inc.(b)	148,500	14,107,500
GFL Environmental, Inc. (Canada)(c)	251,100	8,755,857
		22,863,357
Financial Exchanges & Data–0.11%
MarketAxess Holdings, Inc.	8,640	4,105,469
Food Distributors–0.72%
Performance Food Group Co.(b)	617,400	28,289,268
Health Care Equipment–2.69%
DexCom, Inc.(b)	43,650	22,502,011
Intuitive Surgical, Inc.(b)	33,120	32,837,155
Shockwave Medical, Inc.(b)(c)	63,900	11,629,800
Teleflex, Inc.	59,490	23,643,111
Zimmer Biomet Holdings, Inc.	89,100	14,560,722
		105,172,799
Health Care Services–0.15%
LHC Group, Inc.(b)(c)	28,080	6,042,254
Health Care Supplies–1.36%
Align Technology, Inc.(b)	39,330	27,365,814
Cooper Cos., Inc. (The)	61,110	25,774,365
		53,140,179
Home Improvement Retail–1.77%
Lowe’s Cos., Inc.	359,370	69,247,005
Hotels, Resorts & Cruise Lines–2.60%
Booking Holdings, Inc.(b)	18,810	40,973,071
Marriott Vacations Worldwide Corp.(b)(c)	191,700	28,250,829
Travel + Leisure Co.	630,000	32,634,000
		101,857,900
Industrial Conglomerates–0.30%
Roper Technologies, Inc.	23,850	11,718,459
Industrial Machinery–0.47%
Chart Industries, Inc.(b)(c)	117,900	18,327,555
Interactive Home Entertainment–6.62%
Activision Blizzard, Inc.	574,200	48,014,604
Electronic Arts, Inc.	262,980	37,858,601
Nintendo Co. Ltd. (Japan)	108,900	56,109,146
Sea Ltd., ADR (Taiwan)(b)	297,000	82,019,520

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Interactive Home Entertainment–(continued)
Take-Two Interactive Software, Inc.(b)	201,060	$34,867,826
		258,869,697
Interactive Media & Services–9.91%
Alphabet, Inc., Class A(b)	414	1,115,535
Alphabet, Inc., Class C(b)	53,451	144,553,953
Bumble, Inc., Class A(b)(c)	148,820	7,571,962
Facebook, Inc., Class A(b)	553,680	197,276,184
Kuaishou Technology (China)(b)(d)	536,400	7,219,621
Pinterest, Inc., Class A(b)	168,300	9,912,870
ZoomInfo Technologies, Inc., Class A(b)	375,300	20,172,375
		387,822,500
Internet & Direct Marketing Retail–13.32%
Alibaba Group Holding Ltd., ADR (China)(b)	233,991	45,672,703
Amazon.com, Inc.(b)	99,720	331,827,275
Farfetch Ltd., Class A (United Kingdom)(b)	453,600	22,734,432
HelloFresh SE (Germany)(b)	672,300	63,055,923
JD.com, Inc., ADR (China)(b)(c)	366,300	25,963,344
MercadoLibre, Inc. (Argentina)(b)	11,970	18,777,339
Overstock.com, Inc.(b)	189,900	13,224,636
		521,255,652
Internet Services & Infrastructure–1.36%
MongoDB, Inc.(b)(c)	24,300	8,721,756
Twilio, Inc., Class A(b)	118,800	44,382,492
		53,104,248
Life Sciences Tools & Services–2.63%
10X Genomics, Inc., Class A(b)(c)	175,500	32,156,865
Avantor, Inc.(b)	1,377,900	51,781,482
Charles River Laboratories International, Inc.(b)	46,890	19,080,479
		103,018,826
Managed Health Care–0.20%
UnitedHealth Group, Inc.	19,260	7,939,357
Movies & Entertainment–0.49%
IMAX Corp.(b)	432,900	6,987,006
Netflix, Inc.(b)	23,850	12,344,045
		19,331,051
Oil & Gas Equipment & Services–0.55%
Schlumberger N.V.	743,400	21,432,222
Oil & Gas Exploration & Production–2.13%
APA Corp.	2,340,000	43,875,000
Denbury, Inc.(b)	599,400	39,386,574
		83,261,574
Oil & Gas Refining & Marketing–0.19%
Renewable Energy Group, Inc.(b)(c)	124,200	7,607,250
Packaged Foods & Meats–1.23%
Nomad Foods Ltd. (United Kingdom)(b)	132,300	3,455,676
Oatly Group AB, ADR(b)(c)	1,390,620	24,683,505
Tyson Foods, Inc., Class A	281,700	20,130,282
		48,269,463
Shares		Value
Pharmaceuticals–1.31%
Atea Pharmaceuticals, Inc.(b)	50,300	$1,259,512
Reata Pharmaceuticals, Inc., Class A(b)(c)	397,800	49,848,318
		51,107,830
Regional Banks–0.07%
SVB Financial Group(b)	4,860	2,672,806
Research & Consulting Services–0.35%
CoStar Group, Inc.(b)	155,700	13,833,945
Semiconductor Equipment–2.79%
Applied Materials, Inc.	521,100	72,917,523
ASML Holding N.V., New York Shares (Netherlands)	47,070	36,090,452
		109,007,975
Semiconductors–5.02%
NVIDIA Corp.	484,920	94,554,551
QUALCOMM, Inc.	470,880	70,537,824
Semtech Corp.(b)	507,600	31,425,516
		196,517,891
Specialized REITs–1.45%
EPR Properties	1,124,100	56,542,230
Specialty Chemicals–0.31%
Danimer Scientific, Inc.(b)(c)	729,000	12,159,720
Systems Software–9.66%
KnowBe4, Inc., Class A(b)(c)	961,200	20,387,052
Microsoft Corp.	632,880	180,313,841
Palo Alto Networks, Inc.(b)	207,000	82,603,350
ServiceNow, Inc.(b)	121,140	71,216,994
Zscaler, Inc.(b)(c)	99,000	23,355,090
		377,876,327
Technology Hardware, Storage & Peripherals–2.39%
Apple, Inc.	639,900	93,335,814
Trading Companies & Distributors–1.15%
Fastenal Co.	279,900	15,330,123
United Rentals, Inc.(b)	90,360	29,778,138
		45,108,261
Trucking–2.07%
Lyft, Inc., Class A(b)(c)	528,300	29,225,556
Ryder System, Inc.	338,400	25,769,160
TuSimple Holdings, Inc., Class A(b)(c)	342,000	12,585,600
Uber Technologies, Inc.(b)	311,400	13,533,444
		81,113,760
Total Common Stocks & Other Equity Interests (Cost $1,886,878,221)		3,898,373,530
Money Market Funds–0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	1,689,445	1,689,445
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	1,545,378	1,545,996
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	1,930,795	$1,930,795
Total Money Market Funds (Cost $5,166,236)		5,166,236
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $1,892,044,457)		3,903,539,766
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.80%
Invesco Private Government Fund, 0.02%(e)(f)(g)	56,204,308	56,204,308
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(e)(f)(g)	131,711,870	$131,764,556
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $187,968,864)		187,968,864
TOTAL INVESTMENTS IN SECURITIES–104.55% (Cost $2,080,013,321)		4,091,508,630
OTHER ASSETS LESS LIABILITIES—(4.55)%		(178,009,206)
NET ASSETS–100.00%		$3,913,499,424
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $20,627,814, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,125,293	$107,703,012	$(108,138,860)	$-	$-	$1,689,445	$291
Invesco Liquid Assets Portfolio, Institutional Class	1,514,993	76,930,723	(76,899,677)	151	(194)	1,545,996	215
Invesco Treasury Portfolio, Institutional Class	2,428,906	123,089,156	(123,587,267)	-	-	1,930,795	134
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,102,257	334,655,010	(286,552,959)	-	-	56,204,308	3,043*
Invesco Private Prime Fund	12,153,385	499,608,506	(380,000,074)	-	2,739	131,764,556	39,960*
Total	$26,324,834	$1,141,986,407	$(975,178,837)	$151	$2,545	$193,135,100	$43,643

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,673,941,744	$224,431,786	$—	$3,898,373,530
Money Market Funds	5,166,236	187,968,864	—	193,135,100
Total Investments	$3,679,107,980	$412,400,650	$—	$4,091,508,630
Invesco Summit Fund